SCHEDULE OF PRINCIPAL SUBSIDIARIES (Details) - Seamless Group Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants
Dynamic Investment Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Cayman Islands	Cayman Islands
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	Investment holding
Dynamic Investment Holdings Limited [Member] | Directly [Member]
Percentage of ownership	100.00%	100.00%
Dynamic (Asia) Group Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	British Virgin Islands	British Virgin Islands
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	Investment holding
Dynamic (Asia) Group Inc. [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
TNG (Asia) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Hong Kong	Hong Kong
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Provision of mobile electronic wallet	Provision of mobile electronic wallet
TNG (Asia) Limited [Member] | Directly [Member]
Percentage of ownership	100.00%	100.00%
Tranglo Sdn. Bhd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Malaysia	Malaysia
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services
Tranglo Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Future Network Technology Investment Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Taiwan	Taiwan
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	Investment holding
Future Network Technology Investment Co Ltd [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
GEA Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Cayman Islands	Cayman Islands
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	Investment holding
GEA Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
GEA Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Hong Kong	Hong Kong
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants
GEA Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
GEA Pte Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Singapore	Singapore
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Providing business center services	Transaction and payment processing services
GEA Pte Ltd. [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Bagus Fintech Pte Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State		Singapore
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Providing business center services
Bagus Fintech Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership		100.00%
Dynamic (Asia) Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Cayman Islands	Cayman Islands
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	Investment holding
Dynamic (Asia) Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Dynamic FinTech Group (HK) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Hong Kong	Hong Kong
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Provision of corporate governance consultancy, management and advisory services	Provision of corporate governance consultancy, management and advisory services
Dynamic FinTech Group (HK) Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Tranglo Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Cayman Islands	Cayman Islands
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	Investment holding
Tranglo Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
The WSF Group Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	British Virgin Islands	British Virgin Islands
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	Investment holding
The WSF Group Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
The Wall Street Factory Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Hong Kong	Hong Kong
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Providing business center services	Providing business center services
The Wall Street Factory Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Bagus Financial Services Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Hong Kong	Hong Kong
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Provision of IR services and PR function events	Provision of IR services and PR function events
Bagus Financial Services Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
PT Tranglo Indonesia [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Indonesia	Indonesia
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Operating money remittance business	Operating money remittance business
PT Tranglo Indonesia [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
PT Tranglo Solusindo [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Indonesia	Indonesia
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
PT Tranglo Solusindo [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo MEA Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Hong Kong	Hong Kong
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
Tranglo MEA Limited [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo Europe Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	United Kingdom	United Kingdom
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Operating money remittance business	Operating money remittance business
Tranglo Europe Limited [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo Pte Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Singapore	Singapore
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Operating money remittance business	Operating money remittance business
Tranglo Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tik FX Malaysia Sdn. Bhd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Malaysia	Malaysia
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Dormant	Dormant
Tik FX Malaysia Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Treatsup Sdn. Bhd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Malaysia	Malaysia
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application
Treatsup Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Dynamic Indonesia Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Cayman Islands	Cayman Islands
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Investment holding	Investment holding
Dynamic Indonesia Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	59.20%	59.20%
Dynamic Indonesia Pte Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Singapore	Singapore
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Retail sales via the internet and development of other software and programming activities	Retail sales via the internet and development of other software and programming activities
Dynamic Indonesia Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership	49.80%	49.80%
PTTNG Wallet Indonesia [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Indonesia	Indonesia
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	Business operations have not commenced	Business operations have not commenced
PTTNG Wallet Indonesia [Member] | Indirectly [Member]
Percentage of ownership	49.90%	49.90%
P T WalletKu Indompet Indonesia [Member]
Subsidiary of Limited Liability Company or Limited Partnership, State	Indonesia	Indonesia
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher
P T WalletKu Indompet Indonesia [Member] | Indirectly [Member]
Percentage of ownership	49.90%	49.90%